Basic and Diluted Earnings per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share [Abstract]
Antidilutive shares excluded from computation of earnings per share	2.0	0.3	0.0